Employee Benefit Plans - Reconciliation of Changes in Fair Value of Plan Assets (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 83,808	$ 79,146	$ 76,429
Actual return on plan assets	(4,763)	2,998	8,741
Employer contributions	0	0	0	$ 0
Benefits paid	(138)	(2,456)	(2,261)
Settlement and curtailment	0	0	(3,751)
Foreign exchange rate changes	239	(1,223)	4,650
Fair value of plan assets at end of year	79,146	78,465	83,808	76,429
US plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	222,417	221,743	194,160
Actual return on plan assets	838	12,254	36,247
Employer contributions	2,285	5,240	2,002	1,300
Benefits paid	(1,515)	(7,199)	(8,024)
Settlement and curtailment	(2,282)	(5,208)	(1,968)
Foreign exchange rate changes	0	0	0
Fair value of plan assets at end of year	$ 221,743	$ 226,830	$ 222,417	$ 194,160